GENERAL	12 Months Ended
Dec. 31, 2014
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

Tikcro Technologies Ltd. ("the Company" or "Tikcro") was incorporated in 1999, under the laws of Israel.

The Company's business activity is to support early stage development in growth areas, with a focus on biotechnology projects originated in Israeli academic centers. The Company is currently engaged with development of certain antibodies selected and verified in pre-clinical trials with a focus on antibodies binding to cancer immune checkpoints.

The Company also has holdings in BioCancell Therapeutics, Inc. ("BioCancell") of which the significant majority was liquidated, see Note 4.